Related parties (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Details of Balances [Abstract]
Total non-current payables with related parties	$ 15,609		$ 17,115
Transactions With Related Party [Abstract]
Financial income	1,207	$ 286
Financial expenses	(96,008)	(101,503)
Kaxu, Solaben 2&3 and Solacor 1&2 [Member]
Details of Balances [Abstract]
Total current payables with related parties	30,100		35,600
Algonquin [Member]
Details of Balances [Abstract]
Total current payables with related parties	3,800		5,400
Amherst Island Partnership [Member]
Details of Balances [Abstract]
Compensation received in lieu of dividends	4,000		5,500
Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Total current receivables with related parties	2,000		4,000
Related Parties [Member]
Details of Balances [Abstract]
Total current receivables with related parties	9,946		13,350
Total non-current receivables with related parties	22,733		21,355
Total current payables with related parties	18,450		23,979
Total non-current payables with related parties	15,609		17,115
Related Parties [Member] | Credit Payables [Member]
Details of Balances [Abstract]
Total current payables with related parties	18,450		23,979
Total non-current payables with related parties	15,609		17,115
Related Parties [Member] | Credit Receivables [Member]
Details of Balances [Abstract]
Total current receivables with related parties	9,496		13,350
Total non-current receivables with related parties	22,733		$ 21,355
Subsidiaries [Member]
Transactions With Related Party [Abstract]
Financial income	584	7
Financial expenses	$ (42)	$ (183)